Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

www.faegredrinker.com

June 23, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Felicitas Private Markets Fund (Registration Nos. 333-268699; 811-23842) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment no. 1 to the registration statement on Form N-2 (the “Registration Statement”) of the Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of this pre-effective amendment is to respond to the SEC staff’s comments and complete various parts of the Fund’s disclosure. The Fund plans to file another pre-effective amendment to complete additional parts of the Fund’s disclosure.

Questions and comments may be directed to the undersigned at (312) 569-1167 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain